UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5030

Columbia Funds Trust V
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/06

Date of reporting period:	12/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
U.S. Government Obligations – 97.8%
U.S. Treasury Bonds – 31.3%
	12.000% 08/15/13	4,175,000	4,953,245
	4.000% 02/15/15	1,800,000	1,745,156
	4.125% 05/15/15	400,000	391,234
	7.500% 11/15/16	7,600,000	9,546,314
	8.750% 05/15/17	1,330,000	1,826,360
	8.875% 08/15/17	900,000	1,250,648
	8.500% 02/15/20	721,000	1,011,427
	7.875% 02/15/21	6,000,000	8,120,154
	8.125% 08/15/21	950,000	1,318,162
	7.250% 08/15/22	2,350,000	3,060,325
	6.125% 11/15/27	6,250,000	7,541,994
	5.250% 02/15/29	4,450,000	4,855,889
	U.S. TREASURY BONDS TOTAL		45,620,908
U.S. Treasury Notes – 66.5%
	2.250% 02/15/07	3,950,000	3,855,725
	3.750% 03/31/07	1,700,000	1,685,523
	4.375% 05/15/07	2,350,000	2,348,073
	3.625% 06/30/07	4,500,000	4,448,673
	4.000% 08/31/07	1,600,000	1,589,374
	3.000% 11/15/07	7,450,000	7,264,331
	5.625% 05/15/08	9,315,000	9,568,983
	4.125% 08/15/08	1,200,000	1,193,390
	3.125% 10/15/08	15,900,000	15,380,150
	2.625% 03/15/09	6,400,000	6,066,752
	5.500% 05/15/09	8,400,000	8,689,733
	4.000% 04/15/10	400,000	394,188
	5.750% 08/15/10	11,400,000	12,060,402
	5.000% 08/15/11	3,000,000	3,096,444
	4.875% 02/15/12	2,000,000	2,053,360
	4.000% 11/15/12	2,450,000	2,397,269
	3.875% 02/15/13	10,200,000	9,886,432
	4.250% 08/15/14	5,000,000	4,945,310
	U.S. TREASURY NOTES TOTAL		96,924,112

	Total U.S. Government Obligations (cost of $140,784,437)		142,545,020

Government Agencies & Obligations –(continued)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $1,544,288 (repurchase proceeds $1,514,569)	1,514,000	1,514,000

	Total Short-Term Obligation (cost of $1,514,000)		1,514,000

	Total Investments – 98.8% (cost of $142,298,437)(a)(b)		144,059,020

	Other Assets & Liabilities, Net – 1.2%		1,691,211

	Net Assets – 100.0%		145,750,231

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Cost for federal income tax purposes is $143,745,226.

(b)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,900,857	$(2,587,063)	$313,794

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006